PGIM Conservative Retirement Spending Fund
Schedule of Investments (unaudited) as of June 30, 2026
Description	Shares	Value
Long-Term Investments 86.4%
Affiliated Exchange-Traded Fund 2.0%
Fixed Income
PGIM Active High Yield Bond ETF (cost $110,906)(wa)	3,211	$112,000
Affiliated Mutual Funds 80.9%
Domestic Equity 24.8%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	15,154	795,881
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	9,856	113,636
PGIM US Real Estate Fund (Class R6)	26,523	485,368
		1,394,885
Fixed Income 43.4%
PGIM Core Conservative Bond Fund (Class R6)	169,586	1,460,133
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	17,210	141,808
PGIM TIPS Fund (Class R6)	102,613	842,449
		2,444,390
International Equity 12.7%
PGIM Jennison Global Infrastructure Fund (Class R6)	25,041	488,293
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	12,271	226,268
		714,561

Total Affiliated Mutual Funds (cost $4,059,758)(wa)		4,553,836
Unaffiliated Exchange-Traded Fund 3.5%
Vanguard Long-Term Bond ETF (cost $197,991)	2,837	195,554

Total Long-Term Investments (cost $4,368,655)		4,861,390

Short-Term Investment 14.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $794,491)(wa)	794,491	794,491

TOTAL INVESTMENTS 100.5% (cost $5,163,146)		5,655,881
Liabilities in excess of other assets (0.5)%		(27,653)

Net Assets 100.0%		$5,628,228

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
PGIM Conservative Retirement Spending Fund